DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Operating Results Related to Company's Discontinued Operations

Operating results related to the Company’s discontinued operations are as follows:

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Net sales	$115	$123	$107
Cost of products sold	(122)	(121)	(106)

Gross margin	(7)	2	1

Selling, general and administrative expenses	(6)	(6)	(5)
Adjustment of assets to fair value	(7)	—	—
Other expense, net	—	1	—

Loss before income taxes	(20)	(3)	(4)
Income tax expense	—	—	—

Loss from discontinued operations, net of income taxes	$(20)	$(3)	$(4)